INTANGIBLE ASSETS - Narrative (Details) - Change in Estimated Useful Life $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of changes in accounting estimates [line items]
Increase in estimated useful life	11 years
Increase (decrease) in accounting estimate	$ (37)